Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0002028293
Registrant Name	Rain Enhancement Technologies Holdco, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A